RELATED PARTY TRANSACTIONS - Narrative (Details)	1 Months Ended			6 Months Ended
	May 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CHF (SFr)
Shipbuilding Contracts | Transactions With Other Affiliates Of Geveran | Flex Freedom
Related Party Transaction [Line Items]
Related party transaction, amount		$ 130,500,000
Related party transaction, pre-positioned and deposited, amount			$ 125,800,000
Shipbuilding Contracts | Transactions With Other Affiliates Of Geveran | Flex Volunteer
Related Party Transaction [Line Items]
Related party transaction, amount		$ 127,000,000
Shipbuilding Contracts | Transactions With Other Affiliates Of Geveran | Flex Vigilant
Related Party Transaction [Line Items]
Related party transaction, amount	$ 127,000,000
Technical Management Supervision And Other Support Services | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Annual fee paid per vessel				$ 272,500
Technical Management | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party transaction, amount				1,700,000		$ 700,000
General Management Agreements | Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party transaction, amount				100,000		200,000
General Management Agreements | Frontline Management
Related Party Transaction [Line Items]
Related party transaction, amount				$ 300,000		$ 100,000
Consultancy Services | Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party transaction, amount | SFr					SFr 300,000		SFr 100,000
Consultancy Services | Flex LNG Fleet Management AS | Maximum
Related Party Transaction [Line Items]
Related party transaction, amount | SFr					SFr 437,995